Share Capital, Reserves and Retained Earnings - Summary of OCI Accumulated in Reserves, Net of Tax (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign operations translation	€ 2,335	€ 5,468	€ 5,899
Remeasurement of defined benefit plan	1,127	1,312	(997)
Total OCI	3,445	6,924	4,875
Owners of the Company [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	3,462	6,780	4,902
Non-controlling interests [member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	€ (17)	€ 144	€ (27)